TAXATION - Valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement of valuation allowance
Balance at beginning of the year	$ 6,579	$ 4,139
Allowance made during the year	1,215	2,440
Balance at end of the year	$ 7,794	$ 6,579